Nicholas Company, Inc.

411 East Wisconsin Avenue

Milwaukee, WI 53202

May 1, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:       Nicholas Limited Edition, Inc. (the “Fund”)

            Registration Nos. 033-11420/811-04993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Class I and Class N Registration Statement on Form N-1A which was filed electronically on April 29, 2020 with an effective date of April 29, 2020 as Amendment No. 77 under the 1933 Act to the Fund's Registration Statement pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 272-4650 or Jason T. Thompson of Michael Best & Friedrich LLP at (414) 277-3482.

Sincerely,

/s/ Jennifer R. Kloehn

Jennifer R. Kloehn

Nicholas Company, Inc.